Income taxes - Reconciliation of income taxes expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of income taxes expense
Loss before income taxes	R$ (2,553,858)	R$ (810,623)	R$ (390,937)
Statutory rate	34.00%	34.00%	34.00%
Income taxes at statutory rate	R$ (868,312)	R$ (275,612)	R$ (132,919)
Unrecognized deferred income tax asset	(986,830)	(305,270)	(193,898)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	(4)	(50)	10,822
Deferred income taxes over goodwill tax recoverable	0	(1,514)	(3,897)
Tax benefit	0	71,130	244,718
Other	(5,800)	(14,290)	(18,407)
Derecognition of deferred taxes assets	(205,742)	0	0
Income tax expense	R$ (330,064)	R$ 25,618	R$ 172,256
Income tax and social contribution effective rate	13.00%	(3.16%)	44.00%
Current income taxes	R$ (45,853)	R$ 14,720	R$ 37,499
Deferred income taxes	R$ (284,211)	R$ 10,898	R$ 134,757